FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2002

         Check here if Amendment [ ]: Amendment Number: _____________

                       This Amendment (Check only one):

                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:         Cliffwood Partners LLC
Address:      11726 San Vicente Blvd. #600
              Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      ---------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/  Carl B. Tash            11726 San Vicente Blvd. #600       August 14, 2002
--------------------         Los Angeles, CA  90049




Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:      $369,327.5 (thousands)

List of Other Included Managers:             None





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

         NAME OF ISSUER                   TITLE OF CLASS        CUSIP               VALUE            # OF SHARES     SOLE
---------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management              com            03748R101          $14,026,920.00         285,100     sole
Arden Realty Group Inc.                        com            039793104           $8,341,540.00         293,200     sole
Boykin Lodging Trust                           com            103430104          $12,005,512.00       1,098,400     sole
Carr Realty Corporation                        com            144418100          $11,969,800.00         388,000     sole
Catellus Development Corp.                     com            149111106          $11,535,258.00         564,900     sole
Center Trust Retail Properties                 com            151845104           $1,366,816.00         193,600     sole
Chateau Properties                             com            161726104           $6,574,700.00         215,000     sole
Chelsea Property Group                         com            163421100           $7,154,955.00         213,900     sole
Clayton Homes Inc.                             com            184190106          $43,250,920.00       2,737,400     sole
Commercial Net Lease Realty                    com            202218103           $9,264,000.00         579,000     sole
Crescent Real Estate Equities                  com            225756105          $25,493,710.00       1,363,300     sole
Equity Residential                             com            29476L107          $24,359,875.00         847,300     sole
Essex Property Trust                           com            297178105          $23,734,330.00         433,900     sole
Fleetwood Enterprises Com                      com            339099103          $17,817,600.00       2,048,000     sole
HRPT PPTYS TR COM SH BEN INT                   com            40426W101          $34,704,390.00       3,921,400     sole
Insignia Finl Group Com                        com            45767A105           $1,663,092.00         171,100     sole
Manufactured Home Communities                  com            564682102           $8,775,000.00         250,000     sole
National Golf Pptys Com                        com            63623G109          $10,883,295.00       1,272,900     sole
Pan Pacific Retail Properties                  com            69806L104          $21,328,320.00         624,000     sole
Public Storage, Inc.                           com            74460D109          $17,318,280.00         466,800     sole
Rouse Company                                  com            779273101          $27,924,600.00         846,200     sole
Taubman Centers Inc.                           com            876664103          $20,900,125.00       1,370,500     sole
Vornado Realty Trust                           com            929042109          $22,961,400.00         497,000     sole
                                                                            --------------------
REPORT SUMMARY                        23 data records                           $369,327,518.00
                                                                            ====================
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